Other Obligation (Tables)	12 Months Ended
Dec. 31, 2022
Other Obligations
Summary of other obligation

	2022			2021
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Payable to non-current asset suppliers	183	4,149	4,332	135	2,677	2,812
Guarantees and deposits	12	235	247	14	4,554	4,568
Contingent consideration	3,893	1,945	5,838	13,504	13,023	26,527
Tolling agreement liability	33,414	3,251	36,665	24,429	2,589	27,018
Total	37,502	9,580	47,082	38,082	22,843	60,925

Schedule of sensitivity to changes in assumptions to determine fair value of the contingent consideration

		Sensibility on		Sensibility on		Sensibility on
		discount rate		volumes		Mn Spread
	Contigent consideration	Decrease	Increase	Decrease	Increase	40%	60%
	December 31, 2022	by 10%	by 10%	by 10%	by 10%	percentil	percentil
Fair value contingent consideration	5,838	5,880	5,672	4,398	7,209	1,856	12,795